SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) - $ / shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Equity [Abstract]
Number of options, beginning balance	20,313	21,146
Weighted average exercise price, beginning balance	$ 54.23	$ 53.04
Cancelled	(10,208)	(833)
Weighted average exercise price, cancelled	$ 55.24	$ 42.62
Number of options, Ending balance	10,105	20,313
Weighted average exercise price, ending balance	$ 53.21	$ 54.23
Exercisable	10,105
Weighted average exercise price, exercisable	$ 53.21